Reporting entity (Tables)	12 Months Ended
Dec. 31, 2017
Reporting Entity
Schedule of total fleet consisting

As of December 31, 2017 and 2016, Avianca Holdings S.A. had a total fleet consisting of:

	2017			2016
Aircraft	Owned/ Financial Lease	Operating Lease	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-318	10	—	10	—	10	10
Airbus A-319	23	5	28	23	7	30
Airbus A-320	37	27	64	34	28	62
Airbus A-321	5	8	13	5	6	11
Airbus A-330	1	9	10	1	8	9
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F-B4F	5	—	5	5	—	5
Boeing 767	—	1	1	—	—	—
Boeing 787-8	7	5	12	6	4	10
ATR-42	2	—	2	2	—	2
ATR-72	15	—	15	15	—	15
Boeing 767F	2	—	2	2	—	2
Cessna Grand Caravan	13	—	13	13	—	13
Embraer E-190	10	—	10	10	2	12

	136	55	191	122	65	187